UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21117

  A&Q Alternative Fixed-Income Strategies Fund LLC

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                                     Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Hedge Fund Solutions LLC

677 Washington Boulevard

                                           Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

December 31, 2015

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

400 Capital Credit Opportunities Fund, L.P.	Global	$4,000,229	$4,001,144	4.57%	1/1/2015	Quarterly	60 days	12/31/2015	(c)	$1,000,286
Aeolus Property Catastrophe Fund II, L.P.	Global	2,177,580	2,488,249	2.84	6/1/2013	Custom Dates	93 days	1/31/2016	(h)	(d)
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	5,000,000	4,799,432	5.48	7/1/2015	Quarterly	65 days	6/30/2016	(c)(h)	$1,199,858
Bybrook Capital Fund Ltd.	Europe including UK	5,000,000	5,161,035	5.90	4/1/2015	Quarterly	65 days	3/31/2016	(c)(h)	$1,290,259
Caspian Select Credit International, Ltd.	US/Canada	5,500,000	4,960,256	5.67	3/1/2015	Quarterly	90 days	3/31/2016	(c)(h)	$1,240,651
Credit Suisse Securitized Products Fund, Ltd.	US/Canada	3,407,418	3,636,625	4.15	1/1/2015	Quarterly	65 days	12/31/2015	(c)	$909,156
GCA Credit Opportunity Fund, L.L.C.	US/Canada	3,523,615	4,345,553	4.96	2/1/2011	Quarterly	60 days	12/31/2015		$4,345,553
Kildonan Castle Global Credit Opportunity Fund, LLC	Global	5,041,846	4,670,601	5.33	8/1/2014	Quarterly	60 days	12/31/2015		$4,670,601
Monarch Debt Recovery Fund, Ltd.	US/Canada	6,496,565	6,369,132	7.27	1/1/2015	Anniversary	90 days	12/31/2015		$6,369,132
Redwood Domestic Fund, L.P. (Basic Capital)	Global	275,050	643,449	0.74	10/1/2008	Every 24 months	60 days	9/30/2016		$643,449
Redwood Domestic Fund, L.P. (Special Investment)	Global	57,343	140,263	0.16	10/1/2008	N/A	N/A	N/A	(e)	N/A

Credit/Income Subtotal		40,479,646	41,215,739	47.07

Other

Cyrus Opportunities Fund II, L.P. (Special Investment)	US/Canada	456,428	38,864	0.04	8/1/2002	N/A	N/A	N/A	(e)	N/A
European Special Opportunities Fund II, Ltd., Class B	Europe including UK	1,967,854	975,397	1.11	2/1/2008	N/A	N/A	N/A		N/A
Harbinger Capital Partners Fund I, L.P., Class L	US/Canada	21,072	101,556	0.12	8/1/2006	N/A	N/A	N/A	(e)	N/A
Harbinger Capital Partners Special Situations Fund, L.P.	US/Canada	2,975,112	1,894,215	2.16	8/1/2006	N/A	N/A	N/A	(e)	N/A
Harbinger Class PE Holdings (US) Trust	US/Canada	1,785,826	778,550	0.89	8/1/2002	N/A	N/A	N/A	(e)	N/A
Highland Credit Strategies Fund, Ltd.	US/Canada	1,025,286	3,123,234	3.57	4/1/2006	N/A	N/A	N/A		N/A
Indus Structured Finance Fund, Ltd.	US/Canada	1,247,699	806,411	0.92	1/1/2015	N/A	N/A	N/A		N/A
Marathon Special Opportunity Fund, L.P.	Global	1,793,730	1,573,542	1.80	10/1/2002	N/A	N/A	N/A	(e)	N/A
Marathon Structured Finance Fund, L.P.	US/Canada	8,734	21,978	0.02	11/1/2004	N/A	N/A	N/A	(e)	N/A
Marathon Structured Finance Liquidating Fund, L.P.	US/Canada	27,338	49,437	0.06	11/1/2004	N/A	N/A	N/A	(e)	N/A

Other Subtotal		11,309,079	9,363,184	10.69

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2015

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Relative Value

Black River Fixed Income Relative Value Opportunity Fund, Ltd.	Global	$4,500,637	$4,506,378	5.15%	1/1/2015	Quarterly	60 days	12/31/2015	(f)	$2.253,189
Field Street Partners, LP	Global	3,000,000	2,990,100	3.41	12/1/2015	Monthly	60 days	11/30/2016	(h)	$2,990,100
Providence MBS Fund, L.P.	US/Canada	4,734,135	4,617,971	5.27	2/1/2012	Quarterly	30 days	12/31/2015		$4,617,971
Symmetry International Fund, Ltd.	US/Japan/ Europe	4,000,000	4,654,762	5.32	10/1/2014	Quarterly	90 days	12/31/2015	(c)	$1,163,691

Relative Value Subtotal		16,234,772	16,769,211	19.15

Trading

Field Street Global Investments US, L.P.	Global	4,052,122	4,274,938	4.88	1/1/2015	Quarterly	60 days	12/31/2015		$4,274,938
Rokos Global Macro Fund, Ltd.	Global	4,000,000	3,853,200	4.40	12/1/2015	Monthly	90 days	12/31/2015	(c)	$963,300
Western Asset Macro Opportunities Direct Feeder Fund (Offshore), Ltd.	Global	4,176,041	4,253,719	4.86	1/1/2015	Daily	3 days	12/31/2015		$4,253,719

Trading Subtotal		12,228,163	12,381,857	14.14

Total Investment Funds		$80,251,660	$79,729,991	91.05%

Forward Contract		Cost	Fair Value	% of Net Assets

Euro Foreign Currency Forward Contract (g)		$—	$308	0.00%

Total forward contracts		$—	$308	0.00%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	Generally, the contract/position is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle.
(e)	All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(f)	The Investment Fund is subject to an investor level gate of 50%.
(g)	The Fund entered into a foreign currency forward contract with Morgan Stanley & Co. Incorporated to buy €898,000 for $983,130 for delivery on March 31, 2016, with a fair value of $308 at the measurement date. The foreign currency forward contract is a Level 2 investment.
(h)	This holding is under lock-up and is not redeemable without paying a fee.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2015

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued an update on Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). Per ASU 2015-07, an investment within scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The update is required for fiscal periods beginning after December 15, 2015, however, earlier adoption is permitted. The Adviser and Board have elected to early adopt ASU 2015-07. Additional disclosures required by ASU 2015-07, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $79,729,991.

The Investment Funds in the credit/income strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of December 31, 2015, the Investment Funds in the credit/income strategy had $25,046,741, representing 61% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Investments representing approximately 42% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition. The remaining restriction period for these investments ranged from 1 - 6 months at December 31, 2015.

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. As of December 31, 2015, no Investment Funds in the other strategy were subject to investor level gates or lock-ups. The investments in this category are held in side pockets or are in liquidation; therefore redemption notice periods are no longer effective and the liquidation of assets is uncertain.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2015

The Investment Funds in the relative value strategy, a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of December 31, 2015, the Investment Funds in the relative value strategy had $12,151,240, representing 72% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Investments representing approximately 18% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition. The remaining restriction period for these investments is 11 months at December 31, 2015.

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of December 31, 2015, the Investment Funds in the trading strategy had $3,853,200, representing 31% of the value of the investments in this category, subject to an investor level gate.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2015.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Alternative Fixed-Income Strategies LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	2/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	2/25/16

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	2/25/16

* Print the name and title of each signing officer under his or her signature.